Note 2 - Accounts Receivable	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note
2
. Accounts Receivable

Accounts receivables consisted of the following as of
December

31,
2016
and
2015:

	December 31,
(in thousands)	2016	2015
Healthcare fees	$1,050	$587
Other	2	3
Total receivables	$1,052	$590
Less allowance for doubtful accounts	-	-
Total receivables, net	$1,052	$590

We use the specific identification method for recording the provision for doubtful accounts, which was
$0
as of
December
31,
2016
and
2015.